Retirement and Postretirement Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Retirement and Postretirement Benefit Plans
Defined Benefit Pensions
Prior to the spinoff, eligible TimkenSteel employees, including certain employees in foreign countries, participated in the following Timken-sponsored plans: The Timken Company Pension Plan; The Timken-Latrobe-MPB-Torrington Retirement Plan; and the Timken UK Pension Scheme. During 2014, the assets and liabilities of these pension plans related to TimkenSteel employees and retirees were transferred to pension plans sponsored by TimkenSteel as follows: TimkenSteel Corporation Retirement Plan; TimkenSteel Corporation Bargaining Unit Pension Plan and the TimkenSteel UK Pension Scheme. Plan assets of $1,193.6 million, benefit plan obligations of $1,134.8 million and accumulated other comprehensive losses of $361.8 million ($228.9 million, net of tax) were recorded by TimkenSteel related to these plans. The amounts recorded related to the transfer to TimkenSteel plans were remeasured as of the date of transfer, which included updated valuation assumptions, as appropriate.
Pension benefits earned are generally based on years of service and compensation during active employment. TimkenSteel’s funding policy is consistent with the funding requirements of applicable laws and regulations. Asset allocations are established in a manner consistent with projected plan liabilities, benefit payments and expected rates of return for the various asset classes. The expected rate of return for the investment portfolio is based on expected rates of return for various asset classes, as well as historical asset class and fund performance.
Postretirement Benefits
Prior to the spinoff, eligible retirees of TimkenSteel and their dependents were provided health care and life insurance benefits from the following Timken-sponsored plans: The Timken Company Bargaining Unit Welfare Benefit Plan for Retirees and The Timken Company Welfare Plan for Retirees. During 2014, the assets and liabilities of these postretirement plans related to TimkenSteel employees and retirees were transferred to postretirement plans sponsored by TimkenSteel as follows: TimkenSteel Corporation Bargaining Unit Welfare Benefit Plan for Retirees and TimkenSteel Corporation Welfare Benefit Plan for Retirees. Plan assets of $130.1 million, benefit plan obligations of $232.2 million and accumulated other comprehensive losses of $8.2 million ($5.0 million, net of tax) were recorded by TimkenSteel related to these plans. The amounts recorded related to the transfer to TimkenSteel plans were remeasured as of the date of transfer, which included updated valuation assumptions, as appropriate.
The following tables set forth the change in benefit obligation, change in plan assets, funded status and amounts recognized on the Consolidated Balance Sheets for the defined benefit pension plans for 2014:

Change in benefit obligation:	Pension	Postretirement
Benefit obligation as of December 31, 2013	$—	$—
Service cost	10.2	1.1
Interest cost	33.3	6.5
Actuarial (gains) losses	131.2	16.4
Employee contributions	—	—
Benefits paid	(44.2)	(12.9)
Liabilities assumed from separation	1,134.8	232.2
Foreign currency translation adjustment	(7.8)	—
Benefit obligation as of December 31, 2014	$1,257.5	$243.3

Change in plan assets:	Pension	Postretirement
Fair value of plan assets as of December 31, 2013	$—	$—
Actual return on plan assets	87.5	5.0
Employee contributions	—	—
Company contributions / payments	0.3	20.4
Benefits paid	(44.2)	(12.9)
Assets received from separation	1,193.6	130.1
Foreign currency translation adjustment	(7.9)	—
Fair value of plan assets as of December 31, 2014	1,229.3	142.6
Funded status as of December 31, 2014	($28.2)	($100.7)

Accumulated Benefit Obligation	$1,218.7	$243.3

Amounts recognized on the balance sheet at December 31, 2014, for TimkenSteel’s pension and postretirement benefit plans include:

	Pension	Postretirement
Non-current assets	$8.0	$—
Current liabilities	(0.4)	(17.4)
Non-current liabilities	(35.8)	(83.3)
	($28.2)	($100.7)

Included in accumulated other comprehensive loss at December 31, 2014, were the following before-tax amounts that had not been recognized in net periodic benefit cost:

	Pension	Postretirement
Unrecognized net actuarial loss	$433.8	$20.0
Unrecognized prior service cost	2.7	3.4
	$436.5	$23.4

The change in plan assets and benefit obligations before tax recognized in accumulated other comprehensive loss for the year ended December 31, 2014 was as follows:

	Pension	Postretirement
Net actuarial loss	$94.7	$15.8
Recognized net actuarial loss	(18.1)	—
Recognized prior service cost	(0.5)	(0.6)
Net transfer from Timken	361.8	8.2
Foreign currency translation adjustment	(1.4)	—
	$436.5	$23.4
Amounts expected to be amortized from accumulated other comprehensive loss and included in total net periodic benefit cost during the year ended December 31, 2015, are as follows:

	Pension	Postretirement
Net actuarial loss	$32.8	$0.1
Prior service cost	0.6	1.1
	$33.4	$1.2

The weighted-average assumptions used in determining benefit obligation as of December 31, 2014 were as follows:

Assumptions:	Pension	Postretirement
Discount rate	4.21%	4.05%
Future compensation assumption	3.09%	n/a
The weighted-average assumptions used in determining benefit cost for the year ended December 31, 2014 were as follows:

Assumptions:	Pension	Postretirement
Discount rate	4.65%	4.33%
Future compensation assumption	3.11%	n/a
Expected long-term return on plan assets	7.23%	5.00%

The discount rate assumption is based on current rates of high-quality long-term corporate bonds over the same period that benefit payments will be required to be made. The expected rate of return on plan assets assumption is based on the weighted-average expected return on the various asset classes in the plans’ portfolio. The asset class return is developed using historical asset return performance as well as current market conditions such as inflation, interest rates and equity market performance. At December 31, 2014, a new mortality table was used for purposes of determining TimkenSteel's mortality assumption that contributed to an increase in projected benefit obligations of approximately $75 million.
For measurement purposes, TimkenSteel assumed a weighted-average annual rate of increase in the per capita cost (health care cost trend rate) of 7.00% for 2015, declining gradually to 5.00% in 2023 and thereafter for medical and prescription drug benefits, and 9.00% for 2015, declining gradually to 5.00% in 2031 and thereafter for HMO benefits. A one percentage point increase in the assumed health care cost trend rate would have increased the 2014 postretirement benefit obligation by $3.5 million and increased the total service and interest cost components by $0.1 million. A one percentage point decrease would have decreased the 2014 postretirement benefit obligation by $3.1 million and decreased the total service and interest cost components by $0.1 million.
The components of net periodic benefit cost for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Pension			Postretirement
	Years Ended December 31,			Years Ended December 31,
Components of net periodic benefit cost:	2014	2013	2012	2014	2013	2012
Service cost	$10.2	$—	$—	$1.1	$—	$—
Interest cost	33.3	—	—	6.5	—	—
Expected return on plan assets	(51.0)	—	—	(4.4)	—	—
Amortization of prior service cost	0.5	—	—	0.6	—	—
Amortization of net actuarial loss	18.1	—	—	—	—	—
Allocated benefit cost from Timken	5.2	23.8	19.0	2.2	6.4	9.0
Net Periodic Benefit Cost	$16.3	$23.8	$19.0	$6.0	$6.4	$9.0

As disclosed above, prior to the spinoff, employees of TimkenSteel participated in various retirement and postretirement benefits sponsored by The Timken Company. Because Timken provided these benefits to eligible employees and retirees of TimkenSteel, the costs to participating employees of TimkenSteel in these plans were reflected in the Consolidated Financial Statements, while the related assets and liabilities were retained by Timken. Expense allocations for these benefits were determined based on a review of personnel by business unit and based on allocations of corporate and other shared functional personnel. All cost allocations related to the various retirement benefit plans have been deemed paid by TimkenSteel to Timken in the period in which the cost was recorded in the Consolidated Statements of Income as a component of cost of products sold and selling, general and administrative expenses. Allocated benefit cost from Timken were funded through intercompany transactions, which were reflected within the net parent investment on the Consolidated Balance Sheets.
TimkenSteel recognizes its overall responsibility to ensure that the assets of its various defined benefit pension plans are managed effectively and prudently and in compliance with its policy guidelines and all applicable laws. Preservation of capital is important; however, TimkenSteel also recognizes that appropriate levels of risk are necessary to allow its investment managers to achieve satisfactory long-term results consistent with the objectives and the fiduciary character of the pension funds. Asset allocations are established in a manner consistent with projected plan liabilities, benefit payments and expected rates of return for various asset classes. The expected rate of return for the investment portfolios is based on expected rates of return for various asset classes, as well as historical asset class and fund performance. The target allocations for plan assets are 32% equity securities, 54% debt securities and 14% in all other types of investments.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The FASB provides accounting rules that classify the inputs used to measure fair value into the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 -
Unadjusted quoted prices in active markets for similar assets or liabilities, or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability.

Level 3 -	Unobservable inputs for the asset or liability.
The following table presents the fair value hierarchy for those investments of TimkenSteel’s pension assets measured at fair value on a recurring basis as of December 31, 2014:

	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$51.8	$0.5	$51.3	$—
Government and agency securities	298.9	283.7	15.2	—
Corporate bonds - investment grade	133.8	—	133.8	—
Equity securities - U.S. companies	80.4	80.4	—	—
Equity securities - international companies	70.1	70.1	—	—
Common collective funds - domestic equities	52.6	—	52.6	—
Common collective funds - international equities	93.3	—	93.3	—
Common collective funds - fixed income	240.3	—	240.3	—
Common collective funds - other	20.6	—	20.6	—
Mutual funds - real estate	34.2	34.2	—	—
Mutual funds - other	40.0	—	40.0	—
Real estate partnerships	56.3	—	56.3	—
Risk parity (1)	57.0	—	57.0	—
Total Assets	$1,229.3	$468.9	$760.4	$—
(1) Investments in multi-asset risk parity strategy funds with holdings in domestic and international debt and equity securities, commodities, real estate, and derivative investments.

The following table presents the fair value hierarchy for those investments of TimkenSteel’s postretirement assets measured at fair value on a recurring basis as of December 31, 2014:

	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$2.2	$—	$2.2	$—
Common collective funds - domestic equities	21.9	—	21.9	—
Common collective funds - international equities	11.0	—	11.0	—
Common collective funds - fixed income	93.4	—	93.4	—
Risk parity (1)	14.1	—	14.1	—
Total Assets	$142.6	$—	$142.6	$—
(1) Investments in multi-asset risk parity strategy funds with holdings in domestic and international debt and equity securities, commodities, real estate, and derivative investments.

Future benefit payments are expected to be as follows:

		Postretirement
Benefit Payments:	Pension	Gross	Medicare Part D Subsidy Receipts
2015	$74.2	$21.2	$0.9
2016	75.6	20.7	0.9
2017	75.7	20.0	1.0
2018	83.8	19.5	1.1
2019	76.6	18.7	1.2
2020-2024	383.7	81.9	6.8